Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
NET INCOME FOR THE YEAR	R$ 478,794	R$ 127,779	R$ 35,490
Currency translation adjustment	55	0	0
Total comprehensive income for the year	478,849	127,779	35,490
Owners of the Company
Net income for the year	478,836	127,186	35,084
Non-controlling interests	13	593	406
Net income for the year	R$ 478,849	R$ 127,779	R$ 35,490